Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Mining equipment	41,199,820	54,768,374
Assembly-in-progress mining equipment	6,750,856	21,398,122
Vehicle	62,802	62,802
Other equipment and fixtures	6,404,709	6,375,426
Building	1,484,644	849,395
Land	529,592	529,592
Total	56,432,423	83,983,711
Less: Accumulated depreciation	(29,114,692)	(12,239,341)
Property and equipment, net	27,317,731	71,744,370